Loans Held for Investment - Schedule of Components of Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	$ 723,912	$ 666,618
Undisbursed portion of mortgage loans	(135)	(118)
Net deferred loan costs (fees)	(910)	(816)
Less: allowance for credit losses	(5,773)	(6,203)	$ (7,298)
Loans held for investment, net	717,094	659,481
Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	26,298	15,764
Less: allowance for credit losses	(30)	(1)	(3)
SBA Paycheck Protection Program
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	418	566
Home Equity
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	101,554	98,331
Less: allowance for credit losses	(630)	(536)	$ (385)
Residential mortgage loans (1-4 family)
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	283,617	264,661
Residential mortgage loans (1-4 family) | Fixed
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	97,806	94,267
Residential mortgage loans (1-4 family) | Variable
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	159,513	154,630
Residential mortgage loans (1-4 family) | Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	26,298	15,764
Commercial loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	309,706	275,886
Commercial loans | Real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	228,458	206,267
Commercial loans | SBA Paycheck Protection Program
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	418	566
Commercial loans | Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	80,830	69,053
Consumer loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	130,589	126,071
Consumer loans | Home Equity
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	101,554	98,331
Consumer loans | Other consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans held for investment	$ 29,035	$ 27,740